Intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table depicts the split between Polestar Group’s intangible assets, goodwill and trademarks:

	As of June 30, 2024	As of December, 31, 2023
Intangible assets	1,410,432	1,362,281
Goodwill and trademarks	47,767	50,448
Total	$1,458,199	$1,412,729
Intangible assets were as follows:

	Internally developed IP	Software	Acquired IP	Total
Acquisition cost
Balance as of January 1, 2024	312,945	11,380	1,835,718	2,160,043
Additions[1]	79,050	356	60,768	140,174
Effect of foreign currency exchange rate differences	(16,685)	(842)	(85,159)	(102,686)
Balance as of June 30, 2024	$375,310	$10,894	$1,811,327	$2,197,531
Accumulated amortization and impairment
Balance as of January 1, 2024	(18,894)	(1,548)	(777,320)	(797,762)
Amortization expense	—	(689)	(3,166)	(3,855)
Amortization capitalized into inventory	(299)	—	(11,298)	(11,597)
Effect of foreign currency exchange rate differences	1,027	104	24,984	26,115
Balance as of June 30, 2024	$(18,166)	$(2,133)	$(766,800)	$(787,099)

Carrying amount as of January 1, 2024	$294,051	$9,832	$1,058,398	$1,362,281
Carrying amount as of June 30, 2024	$357,144	$8,761	$1,044,527	$1,410,432
1 – Of $140,174 in additions for the six months ended June 30, 2024, $93,134 has been settled in cash. These $93,134 are included in the $236,934 cash used for investing activities related to additions to intangible assets, and the remaining $143,800 relates to decreases in Trade payables - related parties from prior years which were settled in cash during the six months ended June 30, 2024.
Changes to the carrying amount of goodwill and trademarks during the period were as follows:

	Goodwill	Trademarks	Total
Balance as of January 1, 2024	48,061	2,387	50,448
Effect of foreign currency exchange rate differences	(2,554)	(127)	(2,681)
Balance as of June 30, 2024	$45,507	$2,260	$47,767